CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 2:-	CASH AND CASH EQUIVALENTS
	September 30,	December 31,
	2018	2017
	Unaudited

Denominated in U.S. dollars	352	677
Denominated in NIS	689	33
Denominated in Euro	160	177

	1,201	887